Consolidated Statements of Operations (USD $) Share data in Thousands, except Per Share data, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Revenue	$ 0	$ 0
Cost of sales	0	0
Gross profit	0	0
Operating expenses:
Selling, general and administrative	1,288,000	1,636,000	2,882,000	3,803,000	6,541,000	10,849,000
Research and development	160,000	246,000	331,000	496,000	861,000	784,000
Impairment of capitalized cost					357,000
Stock compensation to related party (see Note 9)						4,879,000
Total operating expenses	1,448,000	1,882,000	3,213,000	4,299,000	7,759,000	16,512,000
Operating loss from continuing operations	(1,448,000)	(1,882,000)	(3,213,000)	(4,299,000)	(7,759,000)	(16,512,000)
Other income (expense), net	(30,000)	(7,000)	(166,000)	62,000	(224,000)	88,000
Loss from continuing operations	(1,478,000)	(1,889,000)	(3,379,000)	(4,237,000)	(7,983,000)	(16,424,000)
Discontinued operations:
Income (loss) from discontinued operations					(10,000)	498,000
Impairment of goodwill						(555,000)
Total loss from discontinued operations					(10,000)	(57,000)
Net loss	(1,478,000)	(1,889,000)	(3,379,000)	(4,237,000)	(7,993,000)	(16,481,000)
Preferred stock dividends	101,000	(22,000)	91,000	(48,000)	(75,000)	(221,000)
Beneficial conversion dividend on preferred stock	(1,080,000)	(2,889,000)	(4,485,000)	(4,895,000)	(17,234,000)
Net loss attributable to common stockholders	$ (2,457,000)	$ (4,800,000)	$ (7,773,000)	$ (9,180,000)	$ (25,302,000)	$ (16,702,000)
Loss from continuing operations per common share attributable to common stockholders (in Dollars per share)					$ (4.60)	$ (10.85)
Loss from discontinued operations per common share (in Dollars per share)	$ 0					$ (0.04)
Loss per common share attributable to common stockholders – basic and diluted (in Dollars per share)	$ (0.19)	$ 1.07	$ 0.66	$ (2.40)	$ (4.60)	$ (10.89)
Weighted average shares outstanding – basic and diluted (in Shares)	12,649	4,467	11,761	3,824	5,495	1,540